Financial Assets and Other Non-current Assets - Breakdown of Assets (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Non-current financial assets	€ 6,392	€ 6,393
Other non-current assets	731	716
Contractual assets (Note 23)	138	108
Deferred expenses (Note 23)	221	191
Prepayments	372	417
Total	7,123	7,109
Investments
Disclosure of financial assets [line items]
Non-current financial assets	600	573	€ 650
Long-term receivables for indirect taxes
Disclosure of financial assets [line items]
Non-current financial assets	188	731	190
Other long-term credits
Disclosure of financial assets [line items]
Non-current financial assets	353	319	993
Deposits and guarantees
Disclosure of financial assets [line items]
Non-current financial assets	1,285	1,624	2,625
Trade receivables
Disclosure of financial assets [line items]
Non-current financial assets	719	488	638
Receivables for subleases
Disclosure of financial assets [line items]
Non-current financial assets	12	0	0
Impairment of trade receivables
Disclosure of financial assets [line items]
Non-current financial assets	(154)	(118)	€ (137)
Derivative financial assets (Note 19)
Disclosure of financial assets [line items]
Non-current financial assets	€ 3,389	€ 2,776